Contractual Commitments - Project Investment Agreements - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Nov. 03, 2023	Jan. 04, 2021	Apr. 29, 2020	Oct. 01, 2017	Dec. 31, 2023	May 25, 2021	Apr. 30, 2021
Schedule of Project Investment Agreements [Line Items]
Interest in the concession post-agreement			40.00%
Date Of Conclusion Of Exploratory Term	Nov. 03, 2023
Exploration agreement in the Charagua block [member] | YPFB Chaco SA [Member] | Amendment To The Oil And Services Contract [Member]
Schedule of Project Investment Agreements [Line Items]
Percentage of interest in joint operation assigned						40.00%
Charagua Block Bolivia [member] | Mixed Economy Company [member] | YPFB Chaco SA [Member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation				19.60%
Province of Neuquén [member] | Narambuena Exploration Project Area [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation					50.00%
Percentage of legal interest allocated to CDNC in Sierra Negra exploitation					7.00%
Percentage of contribution in a joint investment					100.00%
YPF E&P [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation				29.40%
Yacimientos Petroliferos Fiscales Bolivianos [member] | COVID-19 [member]
Schedule of Project Investment Agreements [Line Items]
Extension of First Exploratory Expiration Term		May 26, 2021
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation				51.00%
Compania De Desarrollo NoConvencional SRL [Member]
Schedule of Project Investment Agreements [Line Items]
Investment in joint venture stage one and stage tow contribution							$ 114.4